North Square Investments Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

February 28, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:    North Square Investments Trust (the “Trust”)
File Nos.: 333-226989 and 811-23373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Registrant on behalf of its series: North Square Strategic Income Fund and North Square Advisory Research All Cap Value Fund (collectively, the “Funds”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated February 25, 2020, and filed electronically as Post-Effective Amendment No. 8 to the Funds’ Registration Statement on Form N-1A on February 25, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick

Scott Resnick
For U.S. Bank Global Fund Services

SR:tlm